Income Taxes (Details 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets, net [Abstract]
Net operating loss carryforward	$ 3,497,816	$ 2,910,932
Bad debt reserve	130,319	128,313
Employee stock compensation	657,326	618,512
Net conversion feature discount	(202,349)	(225,938)
Default penalty	494,391
Depreciation	1,962	1,083
Charity	329	348
Net deferred tax asset	4,579,794	3,433,250
Less valuation allowance	(4,579,794)	(3,433,250)
Net deferred tax asset